NET INCOME (LOSS) PER ORDINARY SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to 9F Inc.	$ (310,204)	¥ (2,159,576)	¥ 1,981,804	¥ 597,704
Change in redemption value in Series A preferred shares	$ (1,538)	(10,711)	(17,225)	(47,759)
Deemed dividend to preferred shareholders				(103,550)
Undistributed earnings allocated to preferred shareholders			(244,589)	(45,087)
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic		¥ (2,170,287)	¥ 1,719,990	¥ 401,308
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-basic | shares	174,552,468	174,552,468	162,672,800	124,413,700
Net income (loss) per ordinary share attributable to ordinary shareholders-basic | (per share)	$ (1.79)	¥ (12.43)	¥ 10.57	¥ 3.23
Diluted net income per share calculation
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic		¥ (2,170,287)	¥ 1,719,990	¥ 401,308
Add: adjustments to undistributed earnings to participating securities			27,007	4,157
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares-dilute		¥ (2,170,287)	¥ 1,746,997	¥ 405,465
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-basic | shares	174,552,468	174,552,468	162,672,800	124,413,700
Effect of potentially diluted share options | shares			23,062,400	14,051,800
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-dilute | shares	174,552,468	174,552,468	185,735,200	138,465,500
Net income (loss) per ordinary share attributable to ordinary shareholders-diluted | (per share)	$ (1.79)	¥ (12.43)	¥ 9.41	¥ 2.93